CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation adjustment, tax	$ (3,650)	$ 11,176	$ 3,014
Reclassification of a cash flow hedge into earnings, tax	2,626	(3,180)	0
Unrealized gain (loss) on cash flow hedges, tax	$ (4,434)	$ (4,450)	$ 2,821